Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
Allowance Calculation At The Segment Level And Adjusted Beginning Balance For The Allowance For Credit Losses

	Year ended December 31, 2011
	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
(In thousands)

Allowance for credit losses:
Beginning balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575
Transfer of loans at fair value	2	150	63	4	-	-	219
Transfer of allowance to held for sale (1)	1,184	4,327	1,998	5,450	141	-	13,100
Charge-offs	18,350	23,063	64,166	20,691	7,612	-	133,882
Recoveries	1,402	1,825	1,463	1,719	2,385	4	8,798
Net Charge-offs	16,948	21,238	62,703	18,972	5,227	(4)	125,084
Provision	23,529	16,885	8,735	9,859	4,273	(9)	63,272
Ending balance	$16,950	$15,539	$14,433	$15,692	$5,830	$-	$68,444

(1)	Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.

Activity In The Allowance For Loan Losses

(In thousands)	2010	2009
Average loans	$4,642,478	$4,594,436
Allowance for loan losses:
Beginning balance	$116,717	$100,088
Charge-offs:
Commercial, financial and agricultural	8,484	10,047
Commercial real estate	7,748	5,662
Construction real estate	23,308	21,956
Residential real estate	18,401	11,765
Consumer	8,373	9,583
Lease financing	-	9
Total charge-offs	66,314	59,022
Recoveries:
Commercial, financial and agricultural	1,237	1,010
Commercial real estate	850	771
Construction real estate	813	1,322
Residential real estate	1,429	1,723
Consumer	1,763	2,001
Lease financing	-	3
Total recoveries	6,092	6,830
Net charge-offs	60,222	52,192
Provision for loan losses	87,080	68,821
Ending balance	$143,575	$116,717
Ratio of net charge-offs to average loans	1.30%	1.14%
Ratio of allowance for loan losses to end of period loans	3.03%	2.52%

Composition Of The Allowance For Loan Losses

	December 31, 2011
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$5,819	$4,431	$3,414	$2,271	$-	$-	$15,935
Collectively evaluated for impairment	11,131	11,108	11,019	13,421	5,830	-	52,509
Total ending allowance balance	$16,950	$15,539	$14,433	$15,692	$5,830	$-	$68,444

Loan Balance:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$-	$187,135
Loans collectively evaluated for impairment	703,176	1,056,596	167,306	1,584,342	616,485	2,059	4,129,964
Total ending loan balance	$743,797	$1,108,574	$217,546	$1,628,618	$616,505	$2,059	$4,317,099

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.33%	8.52%	6.80%	5.13%	-%	-%	8.52%
Loans collectively evaluated for impairment	1.58%	1.05%	6.59%	0.85%	0.95%	-%	1.27%
Total ending loan balance	2.28%	1.40%	6.63%	0.96%	0.95%	-%	1.59%

Recorded Investment:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$-	$187,135
Loans collectively evaluated for impairment	706,297	1,060,831	167,856	1,588,147	619,415	2,102	4,144,648
Total ending loan balance	$746,918	$1,112,809	$218,096	$1,632,423	$619,435	$2,102	$4,331,783

	December 31, 2010
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,028	$12,652	$45,312	$5,912	$-	$-	$66,904
Collectively evaluated for impairment	8,527	11,717	25,150	24,347	6,925	5	76,671
Total ending allowance balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575

Loan Balance:
Loans individually evaluated for impairment	$19,205	$57,930	$113,571	$60,227	$-	$-	$250,933
Loans collectively evaluated for impairment	718,697	1,168,686	292,909	1,631,982	666,871	2,607	4,481,752
Total ending loan balance	$737,902	$1,226,616	$406,480	$1,692,209	$666,871	$2,607	$4,732,685

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	15.77%	21.84%	39.90%	9.82%	-	-	26.66%
Loans collectively evaluated for impairment	1.19%	1.00%	8.59%	1.49%	1.04%	0.19%	1.71%
Total ending loan balance	1.57%	1.99%	17.33%	1.79%	1.04%	0.19%	3.03%

Recorded Investment:
Loans individually evaluated for impairment	$19,205	$57,930	$113,571	$60,227	$-	$-	$250,933
Loans collectively evaluated for impairment	721,583	1,173,490	293,962	1,637,443	670,116	2,663	4,499,257
Total ending loan balance	$740,788	$1,231,420	$407,533	$1,697,670	$670,116	$2,663	$4,750,190